Risk management and financial instruments (Interest rate swap agreements) (Details) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Interest Rate Swap
Derivative [Line Items]
Outstanding principal		$ 2,793.9
Interest Rate Contract Expiring February 21, 2021
Derivative [Line Items]
Outstanding principal	[2]	$ 2,793.9	[1]	$ 2,822.9
Interest Rate Contract Expiring February 21, 2021 | Minimum
Derivative [Line Items]
Derivative, pay rate (as percent)		2.45%
Interest Rate Contract Expiring February 21, 2021 | Maximum
Derivative [Line Items]
Derivative, pay rate (as percent)		2.52%

[1]	The Company has a LIBOR floor of 1% whereby the Company receives 1% when LIBOR is below 1%.
[2]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.